Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 5. Property, Plant and Equipment, Net

Property, plant and equipment consisted of the following at December 31 (in thousands):

	2025	2024
Furniture and fixtures	$36	$36
Office and computer equipment	201	170
Software	67	—
Automobiles	270	270
Leasehold improvements	19	12
Property, plant and equipment	593	488

Less: accumulated depreciation	(465)	(433)

Property, plant and equipment, net	$128	$55

Additions for the year ended December 31, 2024 were $105 thousand. Depreciation expense recognized during the year ended December 31, 2025 and 2024, was $30 thousand and $29 thousand, respectively, and is included in depreciation and amortization expense on the consolidated statements of operations.